Related Party Transactions - Schedule of Future Principal Payments of Loans From Related Parties (Details) - Related Party [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Principal Payments of Loans From Related Parties [Line Items]
2026	$ 3,122
2027	3,054
2028
2029
2030
Thereafter
Total loans from related parties	$ 6,176	$ 5,515